SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35.SUBSEQUENT EVENTS

On April 27, 2021, the Ordinary General Shareholders' Meeting approved the following distribution of the results of the 2020 fiscal year, which had shown a profit of $ 3,412,111.:

*   Legal Reserve: 352,343

*   Reserve for future dividends: 341,000

*   Other reserve: 2,718,768

In accordance with the provisions of General Resolution No. 777/18 of the Argentine Securities Commission, the distribution of profits must be treated in the currency of the date of the shareholders’ meeting by using the price index corresponding to the month prior to the meeting. Therefore, the shareholders’ meeting approved a dividend reserve for an amount of Ps.385.2 million corresponding to the Ps.341 million included in the board of directors proposal.